Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Other comprehensive income
Schedule of breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation

The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

			Foreign
	Financial	Financial	currency
	instruments	Instruments	translation
	FVH	CFH	adjustment	Total
Balance as of January 1, 2018	303	170	1,490	1,963

Change in fair value of debt instruments, net of hedging	(174)	2,841	—	2,667
Change in fair value of equity instruments at FVOCI, net of hedging	(1,224)	—	—	(1,224)
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(170)	(1,534)	—	(1,704)
Exchange difference in conversion of foreign operating currency	—	—	(1,282)	(1,282)
Other comprehensive income (loss) for the year	(1,568)	1,307	(1,282)	(1,543)
Balance as of December 31, 2018	(1,265)	1,477	208	420

Change in fair value of debt instruments, net of hedging	4	(2,698)	—	(2,694)
Change in fair value of equity instruments at FVOCI, net of hedging	491	—	—	491
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	157	104	—	261
Exchange difference in conversion of foreign operating currency	—	—	(296)	(296)
Other comprehensive income (loss) for the year	652	(2,594)	(296)	(2,238)
Balance as of December 31, 2019	(613)	(1,117)	(88)	(1,818)

Change in fair value of debt instruments, net of hedging	264	2,001	—	2,265
Change in fair value of equity instruments at FVOCI, net of hedging	546	—	—	546
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(56)	(369)	—	(425)
Exchange difference in conversion of foreign operating currency	—	—	(360)	(360)
Other comprehensive income (loss) for the year	754	1,632	(360)	2,026
Balance as of December 31, 2020	141	515	(448)	208
(1)	Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.

Schedule of amounts reclassified from other comprehensive income to profit or loss

The following table presents amounts reclassified from other comprehensive income to profit or loss:

				Line item affected in the
Details about other comprehensive	Amount reclassified from other			consolidated statement of
income components	comprehensive income			profit or loss
	December 31,
	2020	2019	2018
Realized gains (losses) on securities at FVOCI:	(56)	157	87	Net gain (loss) on financial instruments

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(2,337)	(3,261)	(2,502)	Interest income – loans
	—	(1,733)	(1,650)	Interest expense – borrowings and deposits
	(369)	(61)	(1,530)	Net gain (loss) on foreign currency exchange
Interest rate swaps	—	56	4	Net gain (loss) on interest rate swaps
Cross-currency swaps	—	(9)	—	Net gain (loss) on cross-currency swaps
	(2,762)	(5,008)	(5,678)